SCUDDER
                                                                   INVESTMENTS




      Scudder Large Company
      Value Fund

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                                         Class AARP and Class S Shares
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                                       |
                                       | Annual Report
                                       | July 31, 2001



      A fund seeking maximum long-term capital appreciation through a value-oriented investment approach.

Contents
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   3    Letter from the Fund's President

   4    Performance Summary

   6    Portfolio Management Review

  14    Portfolio Summary

  16    Investment Portfolio

  21    Financial Statements

  25    Financial Highlights

  27    Notes to Financial Statements

  36    Report of Independent Accountants

  37    Tax Information

  38    Officers and Trustees

  39    Investment Products and Services

  41    Account Management Resources


Scudder Large Company Value Fund                 Ticker Symbol     Fund Number
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Class AARP                                           SLCOX             249
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Class S                                              SCDUX             049
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Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
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Dear Shareholder,

During the past year, the stock market has endured unusually high volatility, and many stocks in traditional "growth" sectors such as technology and telecommunications have fallen sharply. Over the twelve-month period ended July 31, 2001, for example, the Russell 1000 Growth Index returned -35.06 percent. At the same time, however, the Russell 1000 Value Index returned a positive 8.74 percent, a difference of over 43 percentage points. Despite this strong performance, fund shareholders may recall that only two years ago, large company growth stocks were producing explosive returns, while value stocks were lagging by a wide margin.

These divergences underscore our long-standing view that diversification is essential for successful investing. Since it is difficult to tell which area of the market will be in favor during any given period, it usually pays to have exposure to both growth and value. This will help ensure that your portfolio will survive declines in either asset class, and will provide exposure if either experiences an unexpected rally. We therefore believe that it is essential for mutual fund investors to maintain balance in their portfolios, particularly at a time when the outlook for the markets is so uncertain.

Thank you for investing with Scudder. If you have have questions regarding Scudder Large Company Value Fund, please feel free to call us toll-free or visit us on the Web.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder Large Company Value Fund

   ----------------------------------------------------------------------------
                    AARP Investment Program            Scudder Class S
   Web site:           aarp.scudder.com                 myScudder.com
   Toll-free:           1-800-253-2277                  1-800-SCUDDER
   ----------------------------------------------------------------------------

Performance Summary                                                July 31, 2001
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--------------------------------------------------------------------------------
 Average Annual Total Returns
--------------------------------------------------------------------------------

Scudder Large Company Value Fund             1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class S                                       8.68%     4.94%   13.96%    13.36%
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Russell 1000 Value Index+                     8.74%     5.91%   15.79%    15.25%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

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 Net Asset Value and Distribution Information
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                                                       Class AARP      Class S
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Net Asset Value:
7/31/01                                                $   26.19     $   26.18
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8/02/00 (inception date of Class AARP) and 7/31/00
(Class S net asset value)                              $   29.03     $   26.81
--------------------------------------------------------------------------------
Distribution Information
Twelve Months:
  Income Dividends                                     $    0.32     $    0.32
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  Capital Gains Distributions                          $    2.81     $    2.81
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--------------------------------------------------------------------------------
 Class S Lipper Rankings
--------------------------------------------------------------------------------

                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      82      of      290          29
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3-Year                                      90      of      206          44
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5-Year                                      49      of      146          34
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10-Year                                     20      of      47           42
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Rankings/ratings are historical and do not guarantee future results. Rankings are for Class S; ranking for share classes may vary.
Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

             Scudder Large         Russell 1000
             Company Value         Value Index+
             Fund -- Class S

      '91       10000                  10000
      '92       11514                  11534
      '93       13393                  13689
      '94       13562                  14181
      '95       16216                  17144
      '96       18232                  19867
      '97       27403                  29568
      '98       30325                  34806
      '99       33809                  40023
      '00       32250                  38027
      '01       35048                  41352


                          Yearly periods ended July 31
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 Comparative Results
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                                             1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Scudder Large Company  Growth of $10,000     $10,868  $11,557   $19,223  $35,048
Value Fund -- Class S  ---------------------------------------------------------
                       Average annual
                       total return           8.68%    4.94%    13.96%    13.36%
--------------------------------------------------------------------------------
Russell 1000 Value     Growth of $10,000     $10,874  $11,879   $20,810  $41,341
Index+                 ---------------------------------------------------------
                       Average annual
                       total return           8.74%    5.91%    15.79%    15.25%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

+ The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with less-than-average growth orientation. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

On February 1, 1997, the Fund adopted its current name. Prior to that date, the Fund was known as the Scudder Capital Growth Fund.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share class.

Please call (800) 728-3337 for the Fund's most up-to-date performance.

Portfolio Management Review
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Scudder Large Company Value Fund: A Team Approach to Investing

Scudder Large Company Value Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Lois Friedman Roman is responsible for the fund's day-to-day management. Ms. Roman, who joined the Advisor in 1994 and the fund in 1995, has 13 years of experience as an equity analyst.

Portfolio Manager Jonathan Lee joined the Advisor and the fund in 1999. Mr. Lee has 11 years of portfolio management experience.

The fund's most recent fiscal year -- August 1, 2000 through July 31, 2001 -- was a volatile one. In the following interview, Lead Portfolio Manager Lois Roman discusses how this volatility impacted the fund and its performance.

                     Q: Over the last year, the market declined sharply. Will you explain what's behind this correction and what it has meant for value stocks in general?

                     A: The broad market, led by technology and large-company growth stocks, fell during the past year. Value stocks, however, posted gains for the same 12-month period. The combination of a weakening economy and slowing profit growth -- particularly in the technology sector -- dragged down the performance of nearly all growth stocks. In 1998, 1999 and early 2000, growth stocks climbed to meteoric heights, while investors completely rebuffed less expensive value stocks, driving their valuations to historic lows. It seemed as if no price was too high to pay for large growth stocks -- technology stocks in particular -- while no price seemed too low for value stocks. When some of the technology sector's top stocks began to struggle in early 2000, investors fled nearly all high-priced growth stocks in favor of more reasonably priced value stocks. At this point in time, the disparity between the valuations of growth and value stocks is much more normal in terms of historic levels. However, with the economy still struggling, all companies and their stocks are at risk for potential declines.

                     Q: How did Scudder Large Company Value Fund perform during the annual reporting period?

                     A: We're pleased to report that, despite the dramatic declines in the broader market, Scudder Large Company Value Fund's Class S shares gained 8.68 percent for the 12 months ended July 31. This return was in line with the

                     8.74 percent return of the fund's benchmark -- the Russell 1000 Value Index -- and significantly ahead of the 3.47 percent average return by peers in the Lipper large value funds category. By comparison, the Standard & Poor's 500 Index lost 14.32 percent for the same period.

                     Q: What were the major factors that helped the fund's performance?

                     A: Our overall stock selection was the key contributor to the fund's strong performance this year. Our best stock selection came primarily from three market sectors:

                     1.Telecommunications. Probably the most significant
                       contribution came from our restructuring of the fund's telecommunications stocks. We had less telecommunications exposure (an underweight position) than our benchmark, the Russell 1000 Value Index. As a whole, the telecommunications sector struggled, so the fund benefited from this underweight position. Our stock selection within telecommunications also helped our relative performance. We shifted our focus to the regional Bell operating companies (RBOCs) from long-distance telephone companies. RBOCs posted strong performance during most of the period, while several long-distance telephone stocks suffered severe price declines. At the end of the period, however, we began adding back some long distance companies, as we believe they may now be poised for a bounce-back in price.

                     2.Financials. Financial stocks represent the fund's largest sector position and we were overweight relative to the benchmark in these holdings. The most important move we made during the year was to change our financial focus to banks from insurance companies.

                       Although insurance companies had a positive impact on the fund's performance last year, we believe that banks now offer better opportunities for growth due to their discounted stock prices coupled with lower interest rates and stronger-than-expected loan portfolios in many cases. Our best-performing stocks were Bank of America and PNC Financial Services Group. In both cases, we held large positions, and very large positions relative to the benchmark. Both of these stocks gained significantly over the year and were strong contributors to overall performance.

                     3.Utilities. Utility stocks tend to post strong performance during tough economic times because they are considered to be defensive and this period was no exception. A defensive stock is one in which the underlying company typically sustains its earnings power in an economic downturn because it offers products or services that are not generally tied to discretionary income. We owned several standard electric utility companies like DTE Energy and FPL Group, Inc. that posted strong performance. However, we owned one stock -- Mirant -- that contributed significantly to overall performance. Mirant is an independent power producer that completed an initial public offering (IPO) of its stock during the period. We bought the stock at the time of the IPO, and its price has soared since then.

                     Q: What areas hurt performance?

                     A: While our stock selection helped performance, the fund's sector allocation detracted from performance. Weakness was primarily found in three sectors:

                     1.Technology. Technology both added to and detracted from
                       performance during the period. Overall, however, it hurt the fund's performance. Early in the period, we held very little technology. That was positive for the most part, but it hurt the fund as technology stocks rallied strongly in January. In April, we saw opportunities in some tech names that fit our investment thesis, so we began to slowly build our position. Most of the tech stocks we've purchased have held on and added to performance even as the market has continued to decline. In aggregate, however, technology hurt performance, because a few of the names we owned declined precipitously.
                       Although we're disappointed by these losses, we believe in our ability to select stocks with good long-term potential, because of our disciplined selection process. Although we're expecting continued volatility in this area, we believe our tech holdings represent good long-term investments.

                     2.Health care. Within health care, our overweight position and holdings in large-cap drug companies (those whose outstanding common stock is valued at more than $1 billion) proved detrimental. Typically, health care stocks, specifically drug companies, tend to be defensive stocks with stable earnings growth. We held a significant investment in these stocks early in the period for that reason. But historical trends did not repeat themselves, and the market sold down these stocks. These companies were also dragged down in price as many of their patents on key drugs began to expire with fewer new drugs coming out of their development pipelines. We've since reduced our exposure to drug companies.

                     3.Consumer staples. The fund's underweight position in
                       consumer staples stocks hurt relative performance as well. Although many of the fund's holdings in this sector posted gains, we did not own Philip Morris, the sector's strongest performer. The omission of tobacco giant Philip Morris helped relative performance over the last couple of years as the company was plagued with litigation, but as that threat lifted this year the stock drove large gains in the consumer staples sector of the benchmark and many of our peers benefited from their position in the stock.

                     Q: To what do you attribute the fund's outperformance relative to its peers?

                     A: There were two moves that we made that separated us from our peers. First, we had a much larger energy position than many of our peers. And while energy isn't one of the areas mentioned above as a prime contributor to performance, it did hang in there and kept the portfolio's investment dollars out of other areas of the market that declined. Also, our move into banks from insurance companies took place earlier than our peers' restructuring, and that helped us gain ground as well.

                     Q: You mentioned that you follow a disciplined stock-selection process. Will you explain that process?

                     A: As value investors, we search the marketplace for undervalued stocks, and we won't pay a premium for any stock in the pursuit of short-term gains. Our investment process can be broken down into three steps:

                     First, we rely heavily on a proprietary quantitative model developed at Zurich Scudder. We define our investment universe as the 1,000 securities in the Russell 1000 Index -- a group of 1,000 large-cap stocks. (Large-cap stocks are those of companies whose outstanding common stock is valued at more than $1 billion.) Our model looks at five measures of a stock's value and ranks the stocks in the Russell 1000 based on these criteria. Each stock is then placed in one of 10 groups (deciles). The cheapest 40 percent of those stocks -- the four most attractive deciles -- are issues we may consider adding to our portfolio. The most expensive 20 percent are those we would consider selling. Everything else is typically held if it is already in the portfolio and the positive investment thesis remains intact.

                     Next, our internal research analysts provide us with qualitative assessments of the 400+ stocks that generally pass the screen. We discuss each company's management strategy with our analysts, who provide their outlook for the internal business model of the companies. Our analysts sift through those names to figure out which ones offer the strongest upside potential and which ones we should avoid because they may simply get cheaper over time.

                     Last, we try to assess the risk factors associated with the companies we consider to be candidates for purchase. Questions we may ask at this stage include: Will the direction of interest rates affect the company's performance? How may the stock perform if there is a downturn or an uptick in the economy? Does it complement the other holdings in the portfolio? Would its addition tilt the portfolio in an area that might increase overall portfolio risk? We believe that our consideration of these factors helps reduce the fund's overall risk profile.

                     Q: Where are you finding the best value opportunities now?

                     A: We think telecommunications continues to be overlooked by the market. The sector is out of favor because the industry is changing very quickly and presents uncertainty. People are using cell phones in place of traditional land lines, there are lots of new competitors within the industry, and the existing telecommunications companies are undergoing major transformations to remain competitive. This all leads to great confusion when you're trying to analyze a potential investment, so people aren't investing.
                     This has led to valuations in the sector that are extremely discounted and, in our view, presents an ideal environment for stock picking. We believe that if you roll up your sleeves and do some work, you can realize a good return on investment in these stocks.

                     Q: What's your outlook for the fund and value investing?

                     A: We're thrilled to see the recent resurgence in value stocks, and we believe it is sustainable over the next year or two at least. This of course would be very positive for the fund. We'll stick to our knitting of being a true large-cap value fund, just as we always have. We believe our strong performance during the 12 month period ended July 31, 2001 illustrates the benefits of our disciplined investment process.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
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--------------------------------------------------------------------------------
 Asset Allocation                                       7/31/01        7/31/00
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Common Stocks                                              96%            98%
Cash Equivalents                                            4%             2%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     7/31/01        7/31/00
--------------------------------------------------------------------------------
Financial                                                  29%            24%
Technology                                                 15%             8%
Manufacturing                                               9%             7%
Energy                                                      8%            15%
Communications                                              8%             9%
Health                                                      7%             9%
Consumer Staples                                            6%             7%
Consumer Discretionary                                      5%             2%
Utilities                                                   3%             5%
Durables                                                    3%             9%
Other                                                       7%             5%
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                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at July 31, 2001* (28.5% of Portfolio)
--------------------------------------------------------------------------------
 1. Exxon Mobil Corp.                                                       4.1%
    Provider of oil internationally
--------------------------------------------------------------------------------
 2. Bank of America Corp.                                                   3.9%
    Provider of commercial banking services
--------------------------------------------------------------------------------
 3. Citigroup, Inc.                                                         3.9%
    Provider of diversified financial services
--------------------------------------------------------------------------------
 4. BellSouth Corp.                                                         3.0%
    Provider of telecommunication services
--------------------------------------------------------------------------------
 5. Wells Fargo & Co.                                                       2.9%
    Provider of diversified financial services
--------------------------------------------------------------------------------
 6. J.P. Morgan Chase & Co.                                                 2.3%
    Provider of global financial and retail banking services
--------------------------------------------------------------------------------
 7. Verizon Communications, Inc.                                            2.2%
    Provider of telecommunication services
--------------------------------------------------------------------------------
 8. PPG Industries, Inc.                                                    2.1%
    Producer of coatings and resins, fiberglass, flat and fabricated glass and chemicals
--------------------------------------------------------------------------------
 9. American Home Products Corp.                                            2.1%
    Manufacturer and retailer of consumer health care products
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10. International Business Machines Corp.                                   2.0%
    Manufacturer and operator of computer and business equipment
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                         as of July 31, 2001
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                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 96.0%
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Communications 7.9%
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Telephone/Communications

AT&T Corp.                                             679,800      13,738,758
BellSouth Corp.                                      1,987,300      80,883,110
SBC Communications, Inc.                               622,100      28,013,163
Verizon Communications, Inc.                         1,112,300      60,231,045
Worldcom, Inc.*                                      1,949,000      27,286,000
--------------------------------------------------------------------------------
                                                                   210,152,076
--------------------------------------------------------------------------------

Consumer Discretionary 5.0%
--------------------------------------------------------------------------------
Apparel & Shoes 2.0%

Jones Apparel Group, Inc.*                             730,800      28,530,432
Reebok International Ltd.*                             810,200      25,934,502
--------------------------------------------------------------------------------
                                                                    54,464,934
--------------------------------------------------------------------------------
Department & Chain Stores 1.0%

Target Corp.                                           709,800      27,469,260
--------------------------------------------------------------------------------
Recreational Products 0.9%

Mattel, Inc.                                         1,383,000      24,755,700
--------------------------------------------------------------------------------
Specialty Retail 1.1%

Intimate Brands, Inc.                                1,812,500      29,271,875
--------------------------------------------------------------------------------

Consumer Staples 5.4%
--------------------------------------------------------------------------------
Consumer Electronic & Photographic 1.3%

Eastman Kodak Co.                                      827,100      35,821,701
--------------------------------------------------------------------------------
Food & Beverage 1.9%

H.J. Heinz Co.                                         611,700      26,431,557
Unilever NV (New York shares)                          401,485      24,069,026
--------------------------------------------------------------------------------
                                                                    50,500,583
--------------------------------------------------------------------------------
Package Goods/Cosmetics 2.2%

Kimberly-Clark Corp.                                   479,500      29,158,395
Procter & Gamble Co.                                   421,400      29,927,828
--------------------------------------------------------------------------------
                                                                    59,086,223
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Durables 1.7%
--------------------------------------------------------------------------------
Aerospace 0.7%

Lockheed Martin Corp.                                  489,764      19,404,450
--------------------------------------------------------------------------------
Construction/Agricultural Equipment 1.0%

Deere & Co.                                            630,800      26,462,060
--------------------------------------------------------------------------------

Energy 8.6%
--------------------------------------------------------------------------------
Oil/Gas Transmission 6.6%

Exelon Corp.                                           455,637      25,743,490
Exxon Mobil Corp.                                    2,703,030     112,878,533
Royal Dutch Petroleum Co. (New York shares)            653,400      37,897,200
--------------------------------------------------------------------------------
                                                                   176,519,223
--------------------------------------------------------------------------------
Oil Companies 2.0%

Chevron Corp.                                          573,900      52,448,721
--------------------------------------------------------------------------------

Financial 29.3%
--------------------------------------------------------------------------------
Banks 18.6%

Bank of America Corp.                                1,695,380     107,860,076
Bank One Corp.                                         737,600      28,552,496
First Union Corp.                                    1,205,500      42,674,700
FleetBoston Financial Corp.                          1,457,954      54,702,434
J.P. Morgan Chase & Co.                              1,461,960      63,302,868
KeyCorp                                              1,080,600      28,906,050
National City Corp.                                  1,051,700      33,780,604
PNC Financial Services Group                           506,700      33,619,545
Wells Fargo & Co.                                    1,719,700      79,209,382
Zions Bancorp                                          419,100      24,496,395
--------------------------------------------------------------------------------
                                                                   497,104,550
--------------------------------------------------------------------------------
Consumer Finance 5.9%

Citigroup, Inc.                                      2,101,730     105,527,863
Mellon Financial Corp.                               1,341,400      51,000,028
--------------------------------------------------------------------------------
                                                                   156,527,891
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Insurance 3.5%

Allstate Corp.                                         362,000      12,655,520
CIGNA Corp.                                            283,900      28,478,009
Hartford Financial Services Group, Inc.                774,400      51,273,024
--------------------------------------------------------------------------------
                                                                    92,406,553
--------------------------------------------------------------------------------
Other Financial Companies 1.3%

Fannie Mae                                             411,500      34,257,375
--------------------------------------------------------------------------------

Health 5.6%
--------------------------------------------------------------------------------
Pharmaceuticals

American Home Products Corp.                           961,400      57,982,034
Eli Lilly & Co.                                        611,200      48,455,936
Pharmacia Corp.                                        942,510      42,054,796
--------------------------------------------------------------------------------
                                                                   148,492,766
--------------------------------------------------------------------------------

Manufacturing 8.7%
--------------------------------------------------------------------------------
Chemicals 1.9%

E.I. du Pont de Nemours & Co.                          841,200      36,020,184
Engelhard Corp.                                        615,000      16,020,750
--------------------------------------------------------------------------------
                                                                    52,040,934
--------------------------------------------------------------------------------
Containers & Paper 1.5%

International Paper Co.                                971,400      39,691,404
--------------------------------------------------------------------------------
Diversified Manufacturing 1.1%

Cooper Industries, Inc.                                694,900      28,845,299
--------------------------------------------------------------------------------
Industrial Specialty 4.2%

PPG Industries, Inc.                                 1,055,900      58,021,705
Sherwin-Williams Co.                                 2,353,900      53,880,771
--------------------------------------------------------------------------------
                                                                   111,902,476
--------------------------------------------------------------------------------

Media 2.6%
--------------------------------------------------------------------------------
Advertising 1.4%

Omnicom Group, Inc.                                    440,300      38,469,011
--------------------------------------------------------------------------------
Broadcasting & Entertainment 1.2%

Walt Disney Co.                                      1,264,200      33,311,670
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Service Industries 2.3%
--------------------------------------------------------------------------------
Investment

Lehman Brothers Holdings, Inc.                         667,800      48,081,600
Merrill Lynch & Co., Inc.                              247,000      13,397,280
--------------------------------------------------------------------------------
                                                                    61,478,880
--------------------------------------------------------------------------------

Technology 15.1%
--------------------------------------------------------------------------------
Diverse Electronic Products 2.0%

Harris Corp.                                         1,788,800      53,699,776
--------------------------------------------------------------------------------
EDP Peripherals 0.3%

Symbol Technologies, Inc.                              617,750       7,666,277
--------------------------------------------------------------------------------
Electronic Components/Distributors 2.9%

Avnet, Inc.                                          1,978,000      47,254,420
Jabil Circuit, Inc.*                                   950,500      30,891,250
--------------------------------------------------------------------------------
                                                                    78,145,670
--------------------------------------------------------------------------------
Electronic Data Processing 4.7%

Compaq Computer Corp.                                2,586,500      38,642,310
Hewlett-Packard Co.                                  1,284,100      31,665,906
International Business Machines Corp.                  529,400      55,698,174
--------------------------------------------------------------------------------
                                                                   126,006,390
--------------------------------------------------------------------------------
Military Electronics 0.8%

General Dynamics Corp.                                 266,600      21,565,274
--------------------------------------------------------------------------------
Semiconductors 4.4%

Advanced Micro Devices, Inc.*                        1,614,700      29,484,422
Applied Materials, Inc.*                               586,200      26,883,132
Micron Technology, Inc.*                               677,400      28,450,800
Texas Instruments, Inc.                                966,600      33,347,700
--------------------------------------------------------------------------------
                                                                   118,166,054
--------------------------------------------------------------------------------

Transportation 1.8%
--------------------------------------------------------------------------------
Airlines 0.8%

Delta Air Lines, Inc.                                  454,500      20,170,710
--------------------------------------------------------------------------------
Railroads 1.0%

Burlington Northern Santa Fe Corp.                     961,500      25,710,510
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Utilities 2.0%
--------------------------------------------------------------------------------
Electric Utilities

DTE Energy Co.                                         611,400      25,831,650
FPL Group, Inc.                                         76,800       4,147,200
Mirant Corp.*                                          757,400      23,426,382
--------------------------------------------------------------------------------
                                                                    53,405,232
--------------------------------------------------------------------------------
Total Common Stocks (Cost $2,135,678,090)                        2,565,421,508
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Cash Equivalents 4.0%
--------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $108,117,215)                              108,117,215     108,117,215
--------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $2,243,795,305) (a)    2,673,538,723
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at July 31, 2001.

(a) The cost for federal income tax purposes was $2,249,368,669. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $424,170,054. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $475,079,290 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,909,236.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $2,243,795,305)       $ 2,673,538,723
--------------------------------------------------------------------------------
Cash                                                                     10,000
--------------------------------------------------------------------------------
Receivable for investments sold                                      90,766,804
--------------------------------------------------------------------------------
Dividends receivable                                                  2,850,336
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                       2,354,205
--------------------------------------------------------------------------------
Total assets                                                      2,769,520,068
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                     7,611,228
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                      1,119,157
--------------------------------------------------------------------------------
Accrued management fee                                                1,156,131
--------------------------------------------------------------------------------
Other accrued expenses and payables                                   1,415,011
--------------------------------------------------------------------------------
Total liabilities                                                    11,301,527
--------------------------------------------------------------------------------
Net assets, at value                                            $ 2,758,218,541
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                  15,448,774
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments           429,743,418
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                167,373,098
--------------------------------------------------------------------------------
Paid-in capital                                                   2,145,653,251
--------------------------------------------------------------------------------
Net assets, at value                                            $ 2,758,218,541
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (continued)
--------------------------------------------------------------------------------

Net Asset Value
----------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share
($16,354,706 / 624,526 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized)  $         26.19
----------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share
($2,558,366,471 / 97,727,788 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized)  $         26.18
----------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($101,281,998 / 3,869,512 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized)  $         26.17
----------------------------------------------------------------------------------
Maximum offering price per share (100/94.25 of $26.17)            $         27.77
----------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($37,670,902 / 1,440,416 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized)  $         26.15
----------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($12,134,329 / 463,934
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         26.16
----------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share
($32,410,135 / 1,237,639 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized)  $         26.19
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Operations for the year ended July 31, 2001
----------------------------------------------------------------------------------

Investment Income
----------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $288,401)             $    44,342,491
----------------------------------------------------------------------------------
Interest                                                                3,359,828
----------------------------------------------------------------------------------
Total Income                                                           47,702,319
----------------------------------------------------------------------------------
Expenses:
Management fee                                                         13,837,068
----------------------------------------------------------------------------------
Administrative fee                                                      5,841,457
----------------------------------------------------------------------------------
Services to shareholders                                                  897,619
----------------------------------------------------------------------------------
Custodian and accounting fees                                              32,157
----------------------------------------------------------------------------------
Distribution services fees                                                 75,083
----------------------------------------------------------------------------------
Auditing                                                                   19,397
----------------------------------------------------------------------------------
Legal                                                                      13,108
----------------------------------------------------------------------------------
Trustees' fees and expenses                                                54,140
----------------------------------------------------------------------------------
Reports to shareholders                                                    68,484
----------------------------------------------------------------------------------
Registration fees                                                          47,812
----------------------------------------------------------------------------------
Other                                                                      41,392
----------------------------------------------------------------------------------
Total expenses, before expense reductions                              20,927,717
----------------------------------------------------------------------------------
Expense reductions                                                       (26,017)
----------------------------------------------------------------------------------
Total expenses, after expense reductions                               20,901,700
----------------------------------------------------------------------------------
Net investment income (loss)                                           26,800,619
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
----------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                           232,879,792
----------------------------------------------------------------------------------
Foreign currency related transactions                                      82,922
----------------------------------------------------------------------------------
                                                                      232,962,714
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                          (91,472,334)
----------------------------------------------------------------------------------
Net gain (loss) on investment transactions                            141,490,380
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   168,290,999
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statements of Changes in Net Assets
----------------------------------------------------------------------------------

                                                       Years Ended July 31,
Increase (Decrease) in Net Assets                      2001             2000
----------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $    26,800,619  $    27,066,944
----------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                         232,962,714      200,084,789
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period           (91,472,334)    (357,371,269)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      168,290,999    (130,219,536)
----------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                            (13,626)               --
----------------------------------------------------------------------------------
  Class S                                           (24,636,528)     (31,937,431)
----------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                           (134,805)               --
----------------------------------------------------------------------------------
  Class S                                          (215,837,358)    (118,822,149)
----------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                            590,075,522      504,584,013
----------------------------------------------------------------------------------
Net assets acquired in tax-free reorganization       484,747,812               --
----------------------------------------------------------------------------------
Reinvestment of distributions                        221,657,055      141,135,599
----------------------------------------------------------------------------------
Cost of shares redeemed                            (543,902,168)    (841,931,226)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                   752,578,221    (196,211,614)
----------------------------------------------------------------------------------
Increase (decrease) in net assets                    680,246,903    (477,190,730)
----------------------------------------------------------------------------------
Net assets at beginning of period                  2,077,971,638    2,555,162,368
----------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of
$15,448,774 and $13,317,646, respectively)       $ 2,758,218,541  $ 2,077,971,638
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class AARP                                                               2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $29.03
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                           .25
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .04
--------------------------------------------------------------------------------
  Total from investment operations                                         .29
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.32)
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                         (2.81)
--------------------------------------------------------------------------------
  Total distributions                                                   (3.13)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $26.19
--------------------------------------------------------------------------------
Total Return (%)                                                         .40**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      16
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     .89*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                1.11*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 80
--------------------------------------------------------------------------------

^a For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.
^b   Based on average shares outstanding during the period.
*    Annualized
**   Not annualized

--------------------------------------------------------------------------------
 Class S^(a)                     2001^c   2000^c  1999^d   1998^e  1997^e 1996^e
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $26.81    $30.05 $25.65    $28.98  $22.64 $22.92
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income  (loss)   .32^b     .33^b  .30^b,^f  .36^b   .38^b   .36
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                    2.18    (1.73)   6.38    (1.59)    8.60   2.94
--------------------------------------------------------------------------------
  Total from investment
  operations                      2.50    (1.40)   6.68    (1.23)    8.98   3.30
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.32)     (.39)  (.18)     (.24)   (.16)  (.08)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions       (2.81)    (1.45) (2.10)    (1.86)  (2.48) (3.50)
--------------------------------------------------------------------------------
  Total distributions           (3.13)    (1.84) (2.28)    (2.10)  (2.64) (3.58)
--------------------------------------------------------------------------------
Net asset value, end of period  $26.18    $26.81 $30.05    $25.65  $28.98 $22.64
--------------------------------------------------------------------------------
Total Return (%)                  8.68    (4.61) 26.79**   (4.54)   43.06  15.94
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                     2,558     2,078  2,555     1,997   2,213  1,651
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)             .89      .95g   .87*       .88     .93    .92
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                     .89      .94g   .87*       .88     .93    .92
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                        1.17      1.20  1.25*      1.25    1.51   1.62
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         80        46    35*        40      43    151
--------------------------------------------------------------------------------

^a On October 2, 2000 existing shares of the Fund were redesignated as Class S.

^b Based on average shares outstanding during the period.

^c For the year ended July 31.

^d For the ten months ended July 31, 1999. On June 7, 1999, the Fund changed the fiscal year end from September 30 to July 31.

^e For the year ended September 30.

^f Net investment income per share includes non-recurring dividend income amounting to $.05 per share.

^g The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .94% and .94%, respectively.

*   Annualized

**  Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Large Company Value Fund (the "Fund") is a diversified series of Value Equity Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On October 2, 2000, existing shares of the Fund were redesignated as Class S and the Fund commenced offering Class AARP shares. In addition, on June 25, 2001, the Fund commenced offering additional shares: Class A, Class B, Class C and Class I. Each class of shares provides investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales charges. Class S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed information for Class A, B, C and I shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes except that each class bears certain expenses unique to that class such as distribution services fee, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on

U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the year ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $1,826,131,106 and $1,934,346,665, respectively.

C. Related Parties

As described in Note F, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., has initiated a restructuring program. As part of this reorganization, the Fund adopted a new investment management agreement and entered into an Administrative Agreement. Both of these agreements were effective October 2, 2000. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.75% of the first $500,000,000 of average daily net assets, 0.65% of the next $500,000,000 of such net assets, 0.60% of the next $500,000,000 of such net assets, 0.55% of the next $500,000,000 of such net assets and 0.50% of such net assets in excess of $2,000,000,000 computed and accrued daily and payable monthly.

Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with the Advisor. The Management Agreement is identical to the pre-existing agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to an annual rate of 0.60% of the first $1,500,000,000 of the Fund's average daily net assets, 0.575% of the next $500,000,000 of such net assets, 0.55% on the next $1,000,000,000 of such net assets, 0.525% of the next $1,000,000,000 of such net assets, 0.50% of the next $1,000,000,000 of such net assets and 0.475% of such net assets in excess of $5,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended July 31, 2001, the fee pursuant to the Agreement and the

Management Agreement aggregated $13,837,068, which was equivalent to an annual effective rate of 0.59% of the Fund's average daily net assets.

Administrative Fee. Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP and Class S for the period from October 2, 2000 through July 31, 2001, was equal to an annualized effective rate of 0.30% and 0.30%, respectively, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee under the Administrative Agreement for Class A, Class B, Class C and Class I for the period from June 25, 2001 (commencement of operations) through July 31, 2001, was equal to an annualized effective rate of 0.325%, 0.375%, 0.350% and 0.10%, respectively, of average daily net assets, computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under these arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period October 2, 2000 through July 31, 2001, the Administrative Agreement expense charged to the Fund was as follows:

                                                                     Unpaid at
Administrative Fees                              Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                       $     18,161     $      3,565
--------------------------------------------------------------------------------
Class S                                             5,819,761          599,358
--------------------------------------------------------------------------------
Class A                                                32,558           27,131
--------------------------------------------------------------------------------
Class B                                                14,223           11,744
--------------------------------------------------------------------------------
Class C                                                 4,239            3,504
--------------------------------------------------------------------------------
Class I                                                 3,217              359
--------------------------------------------------------------------------------
                                                 $  5,892,159          645,661
--------------------------------------------------------------------------------

In addition, a one-time reduction of certain costs incurred in connection with the reorganization amounting to $50,702 on Class S is included in the Administrative Fee on the Statement of Operations.

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Classes A, B, C and I shares. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for Class AARP and S shares of the Fund. Prior to October 2, 2000, the amount charged to the Fund by SSC amounted to $401,409.

Scudder Trust Company ("STC"), a subsidiary of the Advisor, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Class S shares of the Fund. Prior to October 2, 2000, the amount charged to the Fund by STC amounted to $293,989.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to October 2, 2000, the amount charged to the Class S shares by SFAC aggregated $28,245.

Effective October 2, 2000, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period June 25, 2001 (commencement of operations) through July 31, 2001, the Distribution Fees are as follows:

                                                                Unpaid at
                Distribution Fees           Total Aggregated  July 31, 2001
-----------------------------------------------------------------------------
Class B                                     $        28,445  $        23,829
-----------------------------------------------------------------------------
Class C                                               9,084            7,624
-----------------------------------------------------------------------------
                                            $        37,529  $        31,453
-----------------------------------------------------------------------------

SDI also provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for the class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of shareholder accounts the firms service. For the period ended July 31, 2001, the Service Fees were as follows:

                                                               Unpaid at
                  Service Fees            Total Aggregated   July 31, 2001
---------------------------------------------------------------------------
Class A                                   $        25,044  $        21,215
---------------------------------------------------------------------------
Class B                                             9,482            7,943
---------------------------------------------------------------------------
Class C                                             3,028            2,541
---------------------------------------------------------------------------
                                          $        37,554  $        31,699
---------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended July 31, 2001 aggregated $1,743, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. CDSC received by SDI for June 25, 2001 (commencement of operations) to July 31, 2001 are $5,656.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses aggregated $54,140.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended

July 31, 2001, totaled $879,472 and are reflected as dividend income on the statement of operations.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from August 1, 2000 through October 1, 2000, the Fund's custodian fees were reduced by $2,366. For the period from October 2, 2000 through July 31, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $11,368 for custodian credits earned. Prior to October 2, 2000, transfer agent fees were reduced by $12,283.

Effective October 2, 2000, transfer agent credits will no longer be used to reduce Fund expenses.

E. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

G. Acquisition of Assets

On June 22, 2001, the Fund acquired all the net assets of Value Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 3,974,584 Class A shares, 1,602,011 Class B shares, 508,339 Class C shares and 14,593,026 Class S shares of the Value

Fund, respectively, for 3,519,555 Class A shares, 1,406,431 Class B shares, 444,939 Class C shares and 12,866,350 Class S shares of the Fund, respectively, outstanding on June 22, 2001. Value Fund's net assets at that date ($484,747,812), including $45,564,833 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,326,798,885. The combined net assets of the Fund immediately following the acquisition were $2,811,546,697.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                            Year Ended                      Year Ended
                          July 31, 2001                    July 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP*           733,317    $    19,708,305           --     $         --
--------------------------------------------------------------------------------
Class S**          19,030,019        522,620,325   18,653,719      504,584,013
--------------------------------------------------------------------------------
Class A***            442,735         11,805,811           --               --
--------------------------------------------------------------------------------
Class B***             62,556          1,642,869           --               --
--------------------------------------------------------------------------------
Class C***             29,048            762,326           --               --
--------------------------------------------------------------------------------
Class I***          1,261,548         33,535,886           --               --
--------------------------------------------------------------------------------
                                 $   590,075,522                  $504,584,013
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class S**          12,866,350    $   341,987,711           --     $         --
--------------------------------------------------------------------------------
Class A***          3,519,555         93,550,581           --               --
--------------------------------------------------------------------------------
Class B***          1,406,431         37,383,004           --               --
--------------------------------------------------------------------------------
Class C***            444,939         11,826,516           --               --
--------------------------------------------------------------------------------
                                 $   484,747,812                  $         --
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP*             5,240    $       145,307           --     $         --
--------------------------------------------------------------------------------
Class S**           7,990,888        221,511,748    5,303,854      141,135,599
--------------------------------------------------------------------------------
                                 $   221,657,055                  $141,135,599
--------------------------------------------------------------------------------

                            Year Ended                      Year Ended
                          July 31, 2001                    July 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP*         (114,031)    $   (3,001,927)           --     $         --
--------------------------------------------------------------------------------
Class S**        (19,652,571)      (536,843,926) (31,492,731)     (841,931,226)
--------------------------------------------------------------------------------
Class A***           (92,778)        (2,432,752)           --               --
--------------------------------------------------------------------------------
Class B***           (28,571)          (745,589)           --               --
--------------------------------------------------------------------------------
Class C***           (10,053)          (261,847)           --               --
--------------------------------------------------------------------------------
Class I***           (23,909)          (616,127)           --               --
--------------------------------------------------------------------------------
                                 $ (543,902,168)                  $(841,931,226)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP*           624,526    $    16,851,685           --     $         --
--------------------------------------------------------------------------------
Class S**          20,234,686        549,275,858  (7,535,158)      (196,211,614)
--------------------------------------------------------------------------------
Class A***          3,869,512        102,923,640           --               --
--------------------------------------------------------------------------------
Class B***          1,440,416         38,280,284           --               --
--------------------------------------------------------------------------------
Class C***            463,934         12,326,995           --               --
--------------------------------------------------------------------------------
Class I***          1,237,639         32,919,759           --               --
--------------------------------------------------------------------------------
                   27,870,713    $   752,578,221                 $ (196,211,614)
--------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

** On October 2, 2000, existing shares of the Fund were redesignated as Class S.

*** For the period from June 25, 2001 (commencement of sales of Class A, Class B, Class C and Class I shares) to July 31, 2001.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Value Equity Trust and the Shareholders of Scudder Large Company Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Large Company Value Fund (the "Fund") at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                 PricewaterhouseCoopers LLP
September 10, 2001

Tax Information                                                      (Unaudited)
--------------------------------------------------------------------------------

The Fund paid distributions of $2.81 per share from net long-term capital gains during its year ended July 31, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $248,852,000 as capital gain dividends for its year ended July 31, 2001, of which 100% represents 20% rate gains.

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended July 31, 2001 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------

Linda C. Coughlin*                       William F. Glavin*
   President and Trustee                    Vice President

Henry P. Becton, Jr.                     James E. Masur*
   Trustee; President, WGBH                 Vice President
   Educational Foundation
                                         Lois R. Roman*
Dawn-Marie Driscoll                         Vice President
   Trustee; President, Driscoll
   Associates; Executive Fellow,         Howard S. Schneider*
   Center for Business Ethics,              Vice President
   Bentley College
                                         Robert D. Tymoczko*
Edgar R. Fiedler                            Vice President
   Trustee; Senior Fellow and
   Economic Counsellor, The              John Millette*
   Conference Board, Inc.                   Vice President and Secretary

Keith R. Fox                             Kathryn L. Quirk*
   Trustee; General Partner,                Vice President and Assistant
   The Exeter Group of Funds                Secretary

Jean Gleason Stromberg                   John R. Hebble*
   Trustee; Consultant                      Treasurer

Jean C. Tempel                           Thomas Lally*
   Trustee; Managing Director,              Assistant Treasurer
   First Light Capital, LLC
                                         Brenda Lyons*
Steven Zaleznick                            Assistant Treasurer
   Trustee; President and Chief
   Executive Officer, AARP               Caroline Pearson*
   Services, Inc.                           Assistant Secretary

Thomas V. Bruns*                         *   Zurich Scudder Investments, Inc.
   Vice President

Investment Products and Services
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 Scudder Funds
----------------------------------------------------------------------------------------

Core                                         Income
   Scudder Balanced Fund                        Scudder GNMA Fund
   Scudder Growth and Income Fund               Scudder High-Yield Opportunity Fund
   Scudder S&P 500 Index Fund                   Scudder Income Fund
   Scudder Select 500 Fund                      Scudder Short-Term Bond Fund
   Scudder Small Company Stock Fund
                                             Tax-Free Income
Growth                                          Scudder California Tax-Free Income Fund*
   Scudder 21st Century Growth Fund             Scudder High-Yield Tax-Free Fund
   Scudder Capital Growth Fund                  Scudder Managed Municipal Bonds
   Scudder Development Fund                     Scudder Massachusetts Tax-Free Fund
   Scudder Large Company Growth Fund            Scudder Medium-Term Tax-Free Fund
   Scudder Select 1000 Growth Fund              Scudder New York Tax-Free Income Fund*

Value                                        Money Market
   Scudder Dividend & Growth Fund               Scudder Cash Investment Trust
   Scudder Large Company Value Fund             Scudder Money Market Series:
   Scudder Small Company Value Fund*              Prime Reserve Shares
                                                  Premium Shares
Sector                                            Managed Shares
   Scudder Gold Fund                            Scudder Tax-Free Money Fund
   Scudder Health Care Fund                     Scudder U.S. Treasury Money Fund
   Scudder Technology Innovation Fund

Asset Allocation
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International
   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder Latin America Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.*

----------------------------------------------------------------------------------

*   Class S shares only

-------------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
-------------------------------------------------------------------------------------------

Retirement Programs                               Education Accounts
   Traditional IRA                                   Education IRA
   Roth IRA                                          UGMA/UTMA
   SEP-IRA                                           IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities




-------------------------------------------------------------------------------------------
Closed-End Funds
-------------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                       Scudder High Income Trust
   The Brazil Fund, Inc.                          Scudder Intermediate Government Trust
   The Korea Fund, Inc.                           Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.      Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.          Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                    Scudder Municipal Income Trust


-------------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------
 Convenient ways to   Automatic Investment Plan
    invest, quickly
       and reliably   A convenient investment program in which money is
                      electronically debited from your bank account monthly to
                      regularly purchase fund shares and "dollar cost average" --
                      buy more shares when the fund's price is lower and fewer
                      when it's higher, which can reduce your average purchase
                      price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks
                      -- invested in up to four Scudder funds at one time.

                      *   Dollar cost averaging involves continuous investment
                          in securities regardless of price fluctuations and
                          does not assure a profit or protect against loss in
                          declining markets. Investors should consider their
                          ability to continue such a plan through periods of low
                          price levels.
----------------------------------------------------------------------------------

   Around-the-clock   Automated Information Lines
 electronic account
        service and   Scudder Class S Shareholders:
       information,   Call SAIL(TM) -- 1-800-343-2890
     including some
       transactions   AARP Investment Program Shareholders:
                      Call Easy-Access Line -- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders--
                      aarp.scudder.com

                      Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

                      The sites also provide prospectuses and applications for
                      all Scudder funds, blank forms, interactive worksheets,
                      news about Scudder funds, subscription to fund updates by
                      e-mail, retirement planning information, and more.
----------------------------------------------------------------------------------





                                       41

----------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically
                      crediting your redemption proceeds to the bank account you previously designated.
----------------------------------------------------------------------------------

           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at
                      1-800-253-2277
----------------------------------------------------------------------------------

 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
----------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


Two International Place
Boston, MA 02110-4103


A member of [LOGO] Zurich Scudder Investments

                                                                       SCUDDER
                                                                     INVESTMENTS

      Scudder Large Company
      Value Fund

--------------------------------------------------------------------------------
                                   Classes A, B, C and I
--------------------------------------------------------------------------------
                                |
                                |
                                |  Annual Report
                                |  July 31, 2001

      A fund seeking maximum long-term capital appreciation through a value-oriented investment approach.

Contents
--------------------------------------------------------------------------------

   3    Performance Summary

   6    Portfolio Management Review

  15    Portfolio Summary

  17    Investment Portfolio

  22    Financial Statements

  26    Financial Highlights

  30    Notes to Financial Statements

  39    Report of Independent Accountants

  40    Tax Information

  41    Officers and Trustees

  42    Investment Products and Services

  44    Account Management Resources





Scudder Large Company Value Fund                 Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              SDVAX          920390-861
--------------------------------------------------------------------------------
Class B                                              SDVBX          920390-853
--------------------------------------------------------------------------------
Class C                                              SDVCX          920390-846
--------------------------------------------------------------------------------
Class I                                               N/A           920390-838
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc. is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                                July 31, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)*
--------------------------------------------------------------------------------

Scudder Large Company Value Fund             1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class A                                       8.40%     4.66%   13.66%    13.05%
--------------------------------------------------------------------------------
Class B                                       7.57%     3.84%   12.76%    12.15%
--------------------------------------------------------------------------------
Class C                                       7.59%     3.86%   12.78%    12.18%
--------------------------------------------------------------------------------
Russell 1000 Value Index+                     8.74%     5.91%   15.79%    15.25%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                                 Class A     Class B    Class C
--------------------------------------------------------------------------------
Net Asset Value:
7/31/01                                        $   26.17   $   26.15  $   26.16
--------------------------------------------------------------------------------
Commencement of sales (6/25/01)                $   26.58   $   26.58  $   26.58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class S Lipper Rankings
--------------------------------------------------------------------------------

                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      82      of      290          29
--------------------------------------------------------------------------------
3-Year                                      90      of      206          44
--------------------------------------------------------------------------------
5-Year                                      49      of      146          34
--------------------------------------------------------------------------------
Life of Class                               20      of      47           42
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results. Rankings are for Class S; rankings for share classes may vary.
Source: Lipper, Inc.

* On June 25, 2001 the fund began offering additional classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Large Company Value Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment^(b) (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

              Scudder Large
              Company Value         Russell 1000
              Fund -- Class A^(a)   Value Index+

        '91        9425               10000
        '92       10822               11534
        '93       12554               13689
        '94       12677               14181
        '95       15116               17144
        '96       16949               19867
        '97       25404               29568
        '98       28036               34806
        '99       31171               40023
        '00       29652               38027
        '01       32144               41341

                          Yearly periods ended July 31
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)
----------------------------------------------------------------------------------
                                        1-Year     3-Year     5-Year     10-Year
----------------------------------------------------------------------------------
Scudder Large       Growth of $10,000   $10,217    $10,806    $17,874    $32,144
Company Value       --------------------------------------------------------------
Fund -- Class A (a) Average annual
                    total return           2.17%      2.62%     12.32%     12.39%
----------------------------------------------------------------------------------
Scudder Large       Growth of $10,000   $10,467    $11,022    $18,126    $32,149
Company Value       --------------------------------------------------------------
Fund -- Class B (a) Average annual
                    total return         4.67%      3.30%     12.63%     12.15%
----------------------------------------------------------------------------------
Scudder Large       Growth of $10,000   $10,759    $11,204    $18,248    $31,568
Company Value       --------------------------------------------------------------
Fund -- Class C (a) Average annual
                    total return         7.59%      3.86%     12.78%     12.18%
----------------------------------------------------------------------------------
Russell 1000 Value  Growth of $10,000   $10,874    $11,879    $20,810    $41,341
Index+              --------------------------------------------------------------
                    Average annual
                    total return         8.74%      5.91%     15.79%     15.25%
----------------------------------------------------------------------------------

Performance is historical and does not guarantee future results. The growth of $10,000 is cumulative.

(a) On June 25, 2001 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Large Company Value Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

(b) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

+ The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with less-than-average growth orientation. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------

Scudder Large Company Value Fund: A Team Approach to Investing

Scudder Large Company Value Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Lois Friedman Roman is responsible for the fund's day-to-day management. Ms. Roman, who joined the Advisor in 1994 and the fund in 1995, has 13 years of experience as an equity analyst.

Portfolio Manager Jonathan Lee joined the Advisor and the fund in 1999. Mr. Lee has 11 years of portfolio management experience.

We are pleased to present you with your first report on Scudder Large Company Value Fund. In the following Q&A, Lead Portfolio Manager Lois Roman discusses market conditions and the fund's investment strategy during the 12 month period ended July 31, 2001.

In June of this year, shareholders of Kemper Value Fund (registered as Value
Fund) approved a reorganization of their fund into Scudder Large Company Value Fund. The transaction was completed on June 22, 2001. As you saw in the material that was sent to you for the purpose of soliciting your vote on the transaction, Scudder Large Company Value Fund is very similar to Kemper Value Fund in that it focuses on large capitalization stocks in undervalued sectors of the market. It is run by the same management team directed by Lead Portfolio Manager Lois Roman, who uses the same investment process that she did in managing Kemper Value Fund. In addition, Scudder Large Company Value Fund offers a lower expense ratio. We believe that the fund is appropriate for long-term investors who favor a value investment style and are interested in broadly diversified exposure to large company stocks. If you have questions about your fund, please contact your financial advisor.

                     Q: Over the last year, the market declined sharply. Will you explain what's behind this correction and what it has meant for value stocks in general?

                     A: The broad market, led by technology and large-company growth stocks, fell during the past year. Value stocks, however, posted gains for the same 12-month period. The combination of a weakening economy and slowing profit growth -- particularly in the technology sector -- dragged down the performance of nearly all growth stocks. In 1998, 1999 and early 2000, growth stocks climbed to meteoric heights, while investors completely rebuffed less expensive value stocks, driving their valuations to historic lows. It seemed as if no price was too high to pay for large growth stocks -- technology stocks in particular -- while no price seemed too low for value stocks. When some of the technology sector's top stocks began to struggle in early 2000, investors fled nearly all high-priced growth stocks in favor of more reasonably priced value stocks. At this point in time, the disparity between the valuations of growth and value stocks is much more normal in terms of historic levels. However, with the economy still struggling, all companies and their stocks are at risk for potential declines.

                     While we build the portfolio stock by stock, we do pay close attention to macroeconomic events and consider how they might impact the stocks in the portfolio. The chart below illustrates the changes in the economy that have occurred over the last two years based on core economic data.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 7/31/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                    2 years ago  1 year ago  6 months ago  Now

Inflation Rate (a)                      2.00       3.70         3.40       3.30
U.S. Unemployment Rate (b)              4.3        4.0          4.20       4.50
Federal Funds Rate (c)                  5.00       6.50         6.00       3.75
Industrial Production                   4.40       6.7          3.20      -3.6
Growth Rate of Personal Income (e)      4.50       7.20         7.30       5.10

--------------------------------------------------------------------------------

(a) The year-over-year percentage change in U.S. consumer prices.

(b) The percentage of adults out of work and looking for a job.

(c) The interest rate banks charge each other for overnight loans.

(d) Year-over-year percentage change.

(e) Growth rate of individual income from all sources.

    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------

                     Q: How did Scudder Large Company Value Fund perform during the annual reporting period?

                     A: We're pleased to report that, despite the dramatic declines in the broader market, Scudder Large Company Value Fund gained 8.40 percent (Class A shares unadjusted for sales charge) for the 12 months ended July 31.^1 This return was in line with the 8.74 percent return of the fund's benchmark -- the Russell 1000 Value Index -- and significantly ahead of the 3.47 percent average return by peers in the Lipper large value funds category. By comparison, the Standard & Poor's 500 index lost 14.32 percent for the same period.

                     Q: What were the major factors that helped the fund's performance?

                     A: Our overall stock selection was the key contributor to the fund's strong performance this year. Our best stock selection came primarily from three market sectors:

                     1.Telecommunications. Probably the most significant
                       contribution came from our restructuring of the fund's telecommunications stocks. We had less telecommunications exposure (an underweight position) than our benchmark, the Russell 1000 Value Index. As a whole, the telecommunications sector struggled, so the fund benefited from this underweight position. Our stock selection within telecommunications also helped our relative performance. We shifted our focus to the regional Bell operating companies (RBOCs) from long-distance telephone companies. RBOCs posted strong performance during most of the period, while several

^1 Scudder Large Company Value Fund, Class A, B, and C shares, began operations on June 25, 2001. Prior to this date, the fund's performance is derived from the fund's Class S shares. Performance of share classes may vary. Please refer to your prospectus.

                       long-distance telephone stocks suffered severe price declines. At the end of the period, however, we began adding back some long-distance companies, as we believe they may now be poised for a bounce-back in price.

                     2.Financials. Financial stocks represent the fund's largest sector position and we were overweight relative to the benchmark in these holdings. The most important move we made during the year was to change our financial focus to banks from insurance companies. Although insurance companies had a positive impact on the fund's performance last year, we believe that banks now offer better opportunities for growth due to their discounted stock prices coupled with lower interest rates and stronger-than-expected loan portfolios in many cases. Our best-performing stocks were Bank of America and PNC Financial Services Group. In both cases, we held large positions, and very large positions relative to the benchmark. Both of these stocks gained significantly over the year and were strong contributors to overall performance.

                     3.Utilities. Utility stocks tend to post strong performance during tough economic times because they are considered to be defensive and this period was no exception. A defensive stock is one in which the underlying company typically sustains its earnings power in an economic downturn because it offers products or services that are not generally tied to discretionary income. We owned several standard electric utility companies like DTE Energy and FPL Group, Inc. that posted strong performance. However, we owned one stock -- Mirant -- that contributed significantly to overall performance. Mirant is an independent power producer that completed an initial public offering (IPO) of its stock during the period. We bought the stock at the time of the IPO, and its price has soared since then.

                     Q: What areas hurt performance?

                     A: While our stock selection helped performance, the fund's sector allocation detracted from performance. Weakness was primarily found in three sectors:

                     1.Technology. Technology both added to and detracted from
                       performance during the period. Overall, however, it hurt the fund's performance. Early in the period, we held very little technology. That was positive for the most part, but it hurt the fund as technology stocks rallied strongly in January. In April, we saw opportunities in some tech names that fit our investment thesis, so we began to slowly build our position. Most of the tech stocks we've purchased have held on and added to performance even as the market has continued to decline. In aggregate, however, technology hurt performance, because a few of the names we owned declined precipitously. Although we're disappointed by these losses, we believe in our ability to select stocks with good long-term potential, because of our disciplined selection process. Although we're expecting continued volatility in this area, we believe our tech holdings represent good long-term investments.

                     2.Health care. Within health care, our overweight position and holdings in large-cap drug companies (those whose outstanding common stock is valued at more than $1 billion) proved detrimental. Typically, health care stocks, specifically drug companies, tend to be defensive stocks with stable earnings growth. We held a significant investment in these stocks early in the period for that reason. But historical trends did not repeat themselves, and the market sold down these stocks. These companies were also dragged down in price as many of their patents on key drugs began to expire with fewer new drugs coming out of their development pipelines. We've since reduced our exposure to drug companies.

                     3.Consumer staples. The fund's underweight position in
                       consumer staples stocks hurt relative performance as well. Although many of the fund's holdings in this sector posted gains, we did not own Philip Morris, the sector's strongest performer. The omission of tobacco giant Philip Morris helped relative performance over the last couple of years as the company was plagued with litigation, but as that threat lifted this year the stock drove large gains in the consumer staples sector of the benchmark and many of our peers benefited from their position in the stock.

                     Q: To what do you attribute the fund's outperformance relative to its peers?

                     A: There were two moves that we made that separated us from our peers. First, we had a much larger energy position than many of our peers. And while energy isn't one of the areas mentioned above as a prime contributor to performance, it did hang in there and kept the portfolio's investment dollars out of other areas of the market that declined. Also, our move into banks from insurance companies took place earlier than our peers' restructuring, and that helped us gain ground as well.

                     Q: You mentioned that you follow a disciplined stock-selection process. Will you explain that process?

                     A: As value investors, we search the marketplace for undervalued stocks, and we won't pay a premium for any stock in the pursuit of short-term gains. Our investment process can be broken down into three steps:

                     First, we rely heavily on a proprietary quantitative model developed at Zurich Scudder. We define our investment universe as the 1,000 securities in the Russell 1000 Index -- a group of 1,000 large-cap stocks. (Large-cap stocks are those of companies whose outstanding common stock is valued at more than $1 billion.) Our model looks at five measures of a stock's value and ranks the stocks in the Russell 1000 based on these criteria. Each stock is then placed in one of 10 groups (deciles). The cheapest 40 percent of those stocks -- the four most attractive deciles -- are issues we may consider adding to our portfolio. The most expensive 20 percent are those we would consider selling. Everything else is typically held if it is already in the portfolio and the positive investment thesis remains intact.

                     Next, our internal research analysts provide us with qualitative assessments of the 400+ stocks that generally pass the screen. We discuss each company's management strategy with our analysts, who provide their outlook for the internal business model of the companies. Our analysts sift through those names to figure out which ones offer the strongest upside potential and which ones we should avoid because they may simply get cheaper over time.

                     Last, we try to assess the risk factors associated with the companies we consider to be candidates for purchase. Questions we may ask at this stage include: Will the direction of interest rates affect the company's performance? How may the stock perform if there is a downturn or an uptick in the economy? Does it complement the other holdings in the portfolio? Would its addition tilt the portfolio in an area that might increase overall portfolio risk? We believe that our consideration of these factors helps reduce the fund's overall risk profile.

                     Q: Where are you finding the best value opportunities?

                     A: We think telecommunications continues to be overlooked by the market. The sector is out of favor because the industry is changing very quickly and presents uncertainty. People are using cell phones in place of traditional land lines, there are lots of new competitors within the industry, and the existing telecommunications companies are undergoing major transformations to remain competitive. This all leads to great confusion when you're trying to analyze a potential investment, so people aren't investing. This has led to valuations in the sector that are extremely discounted and, in our view, presents an ideal environment for stock picking. We believe that if you roll up your sleeves and do some work, you can realize a good return on investment in these stocks.

                     Q: What's your outlook for the fund and value investing?

                     A: We're thrilled to see the recent resurgence in value stocks, and we believe it is sustainable over the next year or two at least. This of course would be very positive for the fund. We'll stick to our knitting of being a true large-cap value fund, just as we always have. We believe our strong performance during the 12 month period ended July 31, 2001 illustrates the benefits of our disciplined investment process.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Asset Allocation                                       7/31/01        7/31/00
--------------------------------------------------------------------------------
Common Stocks                                              96%            98%
Cash Equivalents                                            4%             2%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     7/31/01        7/31/00
--------------------------------------------------------------------------------
Financial                                                  29%            24%
Technology                                                 15%             8%
Manufacturing                                               9%             7%
Energy                                                      8%            15%
Communications                                              8%             9%
Health                                                      7%             9%
Consumer Staples                                            6%             7%
Consumer Discretionary                                      5%             2%
Utilities                                                   3%             5%
Durables                                                    3%             9%
Other                                                       7%             5%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at July 31, 2001* (28.5% of Portfolio)
--------------------------------------------------------------------------------
 1. Exxon Mobil Corp.                                                       4.1%
    Provider of oil internationally
--------------------------------------------------------------------------------
 2. Bank of America Corp.                                                   3.9%
    Provider of commercial banking services
--------------------------------------------------------------------------------
 3. Citigroup, Inc.                                                         3.9%
    Provider of diversified financial services
--------------------------------------------------------------------------------
 4. BellSouth Corp.                                                         3.0%
    Provider of telecommunication services
--------------------------------------------------------------------------------
 5. Wells Fargo & Co.                                                       2.9%
    Provider of diversified financial services
--------------------------------------------------------------------------------
 6. J.P. Morgan Chase & Co.                                                 2.3%
    Provider of global financial and retail banking services
--------------------------------------------------------------------------------
 7. Verizon Communications, Inc.                                            2.2%
    Provider of telecommunication services
--------------------------------------------------------------------------------
 8. PPG Industries, Inc.                                                    2.1%
    Producer of coatings and resins, fiberglass, flat and fabricated glass and chemicals
--------------------------------------------------------------------------------
 9. American Home Products Corp.                                            2.1%
    Manufacturer and retailer of consumer health care products
--------------------------------------------------------------------------------
10. International Business Machines Corp.                                   2.0%
    Manufacturer and operator of computer and business equipment
--------------------------------------------------------------------------------

* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 17. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                                         as of July 31, 2001
--------------------------------------------------------------------------------

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Common Stocks 96.0%
--------------------------------------------------------------------------------

Communications 7.9%
--------------------------------------------------------------------------------
Telephone/Communications

AT&T Corp.                                             679,800      13,738,758
BellSouth Corp.                                      1,987,300      80,883,110
SBC Communications, Inc.                               622,100      28,013,163
Verizon Communications, Inc.                         1,112,300      60,231,045
Worldcom, Inc.*                                      1,949,000      27,286,000
--------------------------------------------------------------------------------
                                                                   210,152,076
--------------------------------------------------------------------------------

Consumer Discretionary 5.0%
--------------------------------------------------------------------------------
Apparel & Shoes 2.0%

Jones Apparel Group, Inc.*                             730,800      28,530,432
Reebok International Ltd.*                             810,200      25,934,502
--------------------------------------------------------------------------------
                                                                    54,464,934
--------------------------------------------------------------------------------
Department & Chain Stores 1.0%

Target Corp.                                           709,800      27,469,260
--------------------------------------------------------------------------------
Recreational Products 0.9%

Mattel, Inc.                                         1,383,000      24,755,700
--------------------------------------------------------------------------------
Specialty Retail 1.1%

Intimate Brands, Inc.                                1,812,500      29,271,875
--------------------------------------------------------------------------------

Consumer Staples 5.4%
--------------------------------------------------------------------------------
Consumer Electronic & Photographic 1.3%

Eastman Kodak Co.                                      827,100      35,821,701
--------------------------------------------------------------------------------
Food & Beverage 1.9%

H.J. Heinz Co.                                         611,700      26,431,557
Unilever NV (New York shares)                          401,485      24,069,026
--------------------------------------------------------------------------------
                                                                    50,500,583
--------------------------------------------------------------------------------
Package Goods/Cosmetics 2.2%

Kimberly-Clark Corp.                                   479,500      29,158,395
Procter & Gamble Co.                                   421,400      29,927,828
--------------------------------------------------------------------------------
                                                                    59,086,223
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Durables 1.7%
--------------------------------------------------------------------------------
Aerospace 0.7%

Lockheed Martin Corp.                                  489,764      19,404,450
--------------------------------------------------------------------------------
Construction/Agricultural Equipment 1.0%

Deere & Co.                                            630,800      26,462,060
--------------------------------------------------------------------------------

Energy 8.6%
--------------------------------------------------------------------------------
Oil/Gas Transmission 6.6%

Exelon Corp.                                           455,637      25,743,490
Exxon Mobil Corp.                                    2,703,030     112,878,533
Royal Dutch Petroleum Co. (New York shares)            653,400      37,897,200
--------------------------------------------------------------------------------
                                                                   176,519,223
--------------------------------------------------------------------------------
Oil Companies 2.0%

Chevron Corp.                                          573,900      52,448,721
--------------------------------------------------------------------------------

Financial 29.3%
--------------------------------------------------------------------------------
Banks 18.6%

Bank of America Corp.                                1,695,380     107,860,076
Bank One Corp.                                         737,600      28,552,496
First Union Corp.                                    1,205,500      42,674,700
FleetBoston Financial Corp.                          1,457,954      54,702,434
J.P. Morgan Chase & Co.                              1,461,960      63,302,868
KeyCorp                                              1,080,600      28,906,050
National City Corp.                                  1,051,700      33,780,604
PNC Financial Services Group                           506,700      33,619,545
Wells Fargo & Co.                                    1,719,700      79,209,382
Zions Bancorp                                          419,100      24,496,395
--------------------------------------------------------------------------------
                                                                   497,104,550
--------------------------------------------------------------------------------
Consumer Finance 5.9%

Citigroup, Inc.                                      2,101,730     105,527,863
Mellon Financial Corp.                               1,341,400      51,000,028
--------------------------------------------------------------------------------
                                                                   156,527,891
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Insurance 3.5%

Allstate Corp.                                         362,000      12,655,520
CIGNA Corp.                                            283,900      28,478,009
Hartford Financial Services Group, Inc.                774,400      51,273,024
--------------------------------------------------------------------------------
                                                                    92,406,553
--------------------------------------------------------------------------------
Other Financial Companies 1.3%

Fannie Mae                                             411,500      34,257,375
--------------------------------------------------------------------------------

Health 5.6%
--------------------------------------------------------------------------------
Pharmaceuticals

American Home Products Corp.                           961,400      57,982,034
Eli Lilly & Co.                                        611,200      48,455,936
Pharmacia Corp.                                        942,510      42,054,796
--------------------------------------------------------------------------------
                                                                   148,492,766
--------------------------------------------------------------------------------

Manufacturing 8.7%
--------------------------------------------------------------------------------
Chemicals 1.9%

E.I. du Pont de Nemours & Co.                          841,200      36,020,184
Engelhard Corp.                                        615,000      16,020,750
--------------------------------------------------------------------------------
                                                                    52,040,934
--------------------------------------------------------------------------------
Containers & Paper 1.5%

International Paper Co.                                971,400      39,691,404
--------------------------------------------------------------------------------
Diversified Manufacturing 1.1%

Cooper Industries, Inc.                                694,900      28,845,299
--------------------------------------------------------------------------------
Industrial Specialty 4.2%

PPG Industries, Inc.                                 1,055,900      58,021,705
Sherwin-Williams Co.                                 2,353,900      53,880,771
--------------------------------------------------------------------------------
                                                                   111,902,476
--------------------------------------------------------------------------------

Media 2.6%
--------------------------------------------------------------------------------
Advertising 1.4%

Omnicom Group, Inc.                                    440,300      38,469,011
--------------------------------------------------------------------------------
Broadcasting & Entertainment 1.2%

Walt Disney Co.                                      1,264,200      33,311,670
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Service Industries 2.3%
--------------------------------------------------------------------------------
Investment

Lehman Brothers Holdings, Inc.                         667,800      48,081,600
Merrill Lynch & Co., Inc.                              247,000      13,397,280
--------------------------------------------------------------------------------
                                                                    61,478,880
--------------------------------------------------------------------------------

Technology 15.1%
--------------------------------------------------------------------------------
Diverse Electronic Products 2.0%

Harris Corp.                                         1,788,800      53,699,776
--------------------------------------------------------------------------------
EDP Peripherals 0.3%

Symbol Technologies, Inc.                              617,750       7,666,277
--------------------------------------------------------------------------------
Electronic Components/Distributors 2.9%

Avnet, Inc.                                          1,978,000      47,254,420
Jabil Circuit, Inc.*                                   950,500      30,891,250
--------------------------------------------------------------------------------
                                                                    78,145,670
--------------------------------------------------------------------------------
Electronic Data Processing 4.7%

Compaq Computer Corp.                                2,586,500      38,642,310
Hewlett-Packard Co.                                  1,284,100      31,665,906
International Business Machines Corp.                  529,400      55,698,174
--------------------------------------------------------------------------------
                                                                   126,006,390
--------------------------------------------------------------------------------
Military Electronics 0.8%

General Dynamics Corp.                                 266,600      21,565,274
--------------------------------------------------------------------------------
Semiconductors 4.4%

Advanced Micro Devices, Inc.*                        1,614,700      29,484,422
Applied Materials, Inc.*                               586,200      26,883,132
Micron Technology, Inc.*                               677,400      28,450,800
Texas Instruments, Inc.                                966,600      33,347,700
--------------------------------------------------------------------------------
                                                                   118,166,054
--------------------------------------------------------------------------------

Transportation 1.8%
--------------------------------------------------------------------------------
Airlines 0.8%

Delta Air Lines, Inc.                                  454,500      20,170,710
--------------------------------------------------------------------------------
Railroads 1.0%

Burlington Northern Santa Fe Corp.                     961,500      25,710,510
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------

Utilities 2.0%
--------------------------------------------------------------------------------
Electric Utilities

DTE Energy Co.                                         611,400      25,831,650
FPL Group, Inc.                                         76,800       4,147,200
Mirant Corp.*                                          757,400      23,426,382
--------------------------------------------------------------------------------
                                                                    53,405,232
--------------------------------------------------------------------------------
Total Common Stocks (Cost $2,135,678,090)                        2,565,421,508
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Cash Equivalents 4.0%
--------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $108,117,215)                              108,117,215     108,117,215
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $2,243,795,305) (a)   2,673,538,723
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at July 31, 2001.

(a) The cost for federal income tax purposes was $2,249,368,669. At July 31, 2001, net unrealized appreciation for all securities based on tax cost was $424,170,054. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $475,079,290 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $50,909,236.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001
-------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------
Investments in securities, at value (cost $2,243,795,305)      $ 2,673,538,723
-------------------------------------------------------------------------------
Cash                                                                    10,000
-------------------------------------------------------------------------------
Receivable for investments sold                                     90,766,804
-------------------------------------------------------------------------------
Dividends receivable                                                 2,850,336
-------------------------------------------------------------------------------
Receivable for Fund shares sold                                      2,354,205
-------------------------------------------------------------------------------
Total assets                                                     2,769,520,068
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for investments purchased                                    7,611,228
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                                     1,119,157
-------------------------------------------------------------------------------
Accrued management fee                                               1,156,131
-------------------------------------------------------------------------------
Other accrued expenses and payables                                  1,415,011
-------------------------------------------------------------------------------
Total liabilities                                                   11,301,527
-------------------------------------------------------------------------------
Net assets, at value                                           $ 2,758,218,541
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                 15,448,774
-------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments          429,743,418
-------------------------------------------------------------------------------
Accumulated net realized gain (loss)                               167,373,098
-------------------------------------------------------------------------------
Paid-in capital                                                  2,145,653,251
-------------------------------------------------------------------------------
Net assets, at value                                           $ 2,758,218,541
-------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (continued)
----------------------------------------------------------------------------------

Net Asset Value
----------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per
share ($16,354,706 / 624,526 outstanding shares of
beneficial interest, $.01 par value, unlimited
number of shares authorized)                                      $         26.19
----------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per
share ($2,558,366,471 / 97,727,788 outstanding
shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                      $         26.18
----------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($101,281,998 / 3,869,512 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized)  $         26.17
----------------------------------------------------------------------------------
Maximum offering price per share (100 / 94.25 of $26.17)          $         27.77
----------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share
(subject to contingent deferred sales charge)
($37,670,902 / 1,440,416 outstanding shares of
beneficial interest, $.01 par value, unlimited number
of shares authorized)                                             $         26.15
----------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($12,134,329 / 463,934
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         26.16
----------------------------------------------------------------------------------
Class I

Net Asset Value, offering and redemption price per share
($32,410,135 / 1,237,639 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares authorized)  $         26.19
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Operations for the year ended July 31, 2001
----------------------------------------------------------------------------------

Investment Income
----------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $288,401)             $    44,342,491
----------------------------------------------------------------------------------
Interest                                                                3,359,828
----------------------------------------------------------------------------------
Total Income                                                           47,702,319
----------------------------------------------------------------------------------
Expenses:
Management fee                                                         13,837,068
----------------------------------------------------------------------------------
Administrative fee                                                      5,841,457
----------------------------------------------------------------------------------
Services to shareholders                                                  897,619
----------------------------------------------------------------------------------
Custodian and accounting fees                                              32,157
----------------------------------------------------------------------------------
Distribution services fees                                                 75,083
----------------------------------------------------------------------------------
Auditing                                                                   19,397
----------------------------------------------------------------------------------
Legal                                                                      13,108
----------------------------------------------------------------------------------
Trustees' fees and expenses                                                54,140
----------------------------------------------------------------------------------
Reports to shareholders                                                    68,484
----------------------------------------------------------------------------------
Registration fees                                                          47,812
----------------------------------------------------------------------------------
Other                                                                      41,392
----------------------------------------------------------------------------------
Total expenses, before expense reductions                              20,927,717
----------------------------------------------------------------------------------
Expense reductions                                                        (26,017)
----------------------------------------------------------------------------------
Total expenses, after expense reductions                               20,901,700
----------------------------------------------------------------------------------
Net investment income (loss)                                           26,800,619
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
----------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                           232,879,792
----------------------------------------------------------------------------------
Foreign currency related transactions                                      82,922
----------------------------------------------------------------------------------
                                                                      232,962,714
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                           (91,472,334)
----------------------------------------------------------------------------------
Net gain (loss) on investment transactions                            141,490,380
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   168,290,999
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statements of Changes in Net Assets
----------------------------------------------------------------------------------
                                                       Years Ended July 31,

Increase (Decrease) in Net Assets                      2001             2000
----------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $    26,800,619  $    27,066,944
----------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                         232,962,714      200,084,789
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period           (91,472,334)    (357,371,269)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      168,290,999    (130,219,536)
----------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                            (13,626)               --
----------------------------------------------------------------------------------
  Class S                                           (24,636,528)     (31,937,431)
----------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                           (134,805)               --
----------------------------------------------------------------------------------
  Class S                                          (215,837,358)    (118,822,149)
----------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                            590,075,522      504,584,013
----------------------------------------------------------------------------------
Net assets acquired in tax-free reorganization       484,747,812               --
----------------------------------------------------------------------------------
Reinvestment of distributions                        221,657,055      141,135,599
----------------------------------------------------------------------------------
Cost of shares redeemed                            (543,902,168)    (841,931,226)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                   752,578,221    (196,211,614)
----------------------------------------------------------------------------------
Increase (decrease) in net assets                    680,246,903    (477,190,730)
----------------------------------------------------------------------------------
Net assets at beginning of period                  2,077,971,638    2,555,162,368
----------------------------------------------------------------------------------
Net assets at end of period (including
undistributed net investment income of
$15,448,774 and $13,317,646, respectively)       $ 2,758,218,541  $ 2,077,971,638
----------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Class A                                                                  2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         .00^d
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.41)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.41)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $26.17
--------------------------------------------------------------------------------
Total Return (%)^c                                                      (1.54)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     101
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 .17*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 80
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class A shares) to July 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of sales charge.

^d Amount is less than $.005.

*  Annualized

** Not annualized

--------------------------------------------------------------------------------
 Class B                                                                  2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.41)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.43)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $26.15
--------------------------------------------------------------------------------
Total Return (%)^c                                                      (1.62)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      38
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     1.96*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 (.63)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 80
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class B shares) to July 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of sales charge.

*  Annualized

** Not annualized

--------------------------------------------------------------------------------
 Class C                                                                  2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.40)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.42)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $26.16
--------------------------------------------------------------------------------
Total Return (%)^c                                                      (1.58)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      12
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.94*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.60)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 80
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class C shares) to July 31, 2001.

^b Based on average shares outstanding during the period.

^c Total return does not reflect the effect of sales charge.

*  Annualized

** Not annualized

--------------------------------------------------------------------------------
 Class I                                                                  2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $26.58
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                           .02
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions     (.41)
--------------------------------------------------------------------------------
  Total from investment operations                                       (.39)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $26.19
--------------------------------------------------------------------------------
Total Return (%)                                                        (1.47)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      32
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     .69*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 .64*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 80
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class I shares) to July 31, 2001.

^b Based on average shares outstanding during the period.

*  Annualized

** Not annualized

Notes to Financial Statements
--------------------------------------------------------------------------------

A. Significant Accounting Policies

Scudder Large Company Value Fund (the "Fund") is a diversified series of Value Equity Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On October 2, 2000, existing shares of the Fund were redesignated as Class S and the Fund commenced offering Class AARP shares. In addition, on June 25, 2001, the Fund commenced offering additional shares: Class A, Class B, Class C and Class I. Each class of shares provides investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales charges. Class S shares are not subject to initial or contingent deferred sales charges. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed information for Class AARP and S shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes except that each class bears certain expenses unique to that class such as distribution services fee, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on

U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the year ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $1,826,131,106 and $1,934,346,665, respectively.

C. Related Parties

As described in Note F, Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., has initiated a restructuring program. As part of this reorganization, the Fund adopted a new investment management agreement and entered into an Administrative Agreement. Both of these agreements were effective October 2, 2000. The terms of the newly adopted and the pre-existing agreements are set out below.

Management Agreement. Under the Investment Management Agreement (the "Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.75% of the first $500,000,000 of average daily net assets, 0.65% of the next $500,000,000 of such net assets, 0.60% of the next $500,000,000 of such net assets, 0.55% of the next $500,000,000 of such net assets and 0.50% of such net assets in excess of $2,000,000,000 computed and accrued daily and payable monthly.

Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with the Advisor. The Management Agreement is identical to the pre-existing agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement is equal to an annual rate of 0.60% of the first $1,500,000,000 of the Fund's average daily net assets, 0.575% of the next $500,000,000 of such net assets, 0.55% on the next $1,000,000,000 of such net assets, 0.525% of the next $1,000,000,000 of such net assets, 0.50% of the next $1,000,000,000 of such net assets and 0.475% of such net assets in excess of $5,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended July 31, 2001, the fee pursuant to the Agreement and the

Management Agreement aggregated $13,837,068, which was equivalent to an annual effective rate of 0.59% of the Fund's average daily net assets.

Administrative Fee. Effective October 2, 2000, the Fund, as approved by the Fund's Trustees, adopted an Administrative Agreement (the "Administrative Agreement") with ZSI. Under the Administrative Agreement, ZSI provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP and Class S for the period from October 2, 2000 through July 31, 2001, was equal to an annualized effective rate of 0.30% and 0.30%, respectively, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee under the Administrative Agreement for Class A, Class B, Class C and Class I for the period from June 25, 2001 (commencement of operations) through July 31, 2001, was equal to an annualized effective rate of 0.325%, 0.375%, 0.350% and 0.10%, respectively, of average daily net assets, computed and accrued daily and payable monthly. As of the effective date of the Administrative Agreement, each service provider continues to provide the services that it previously provided to the Fund (i.e., fund accounting, shareholder services, custody, audit and legal), under these arrangements, except that ZSI pays these entities for the provision of their services to the Fund and pays most other Fund expenses, including insurance, registration, printing and postage fees. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the period October 2, 2000 through July 31, 2001, the Administrative Agreement expense charged to the Fund was as follows:

                                                                     Unpaid at
Administrative Fees                              Total Aggregated  July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                       $     18,161     $      3,565
--------------------------------------------------------------------------------
Class S                                             5,819,761          599,358
--------------------------------------------------------------------------------
Class A                                                32,558           27,131
--------------------------------------------------------------------------------
Class B                                                14,223           11,744
--------------------------------------------------------------------------------
Class C                                                 4,239            3,504
--------------------------------------------------------------------------------
Class I                                                 3,217              359
--------------------------------------------------------------------------------
                                                 $  5,892,159          645,661
--------------------------------------------------------------------------------

In addition, a one-time reduction of certain costs incurred in connection with the reorganization amounting to $50,702 on Class S is included in the Administrative Fee on the Statement of Operations.

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund's Classes A, B, C and I shares. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying and shareholder service agent for Class AARP and S shares of the Fund. Prior to October 2, 2000, the amount charged to the Fund by SSC amounted to $401,409.

Scudder Trust Company ("STC"), a subsidiary of the Advisor, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Class S shares of the Fund. Prior to October 2, 2000, the amount charged to the Fund by STC amounted to $293,989.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. Prior to October 2, 2000, the amount charged to the Class S shares by SFAC aggregated $28,245.

Effective October 2, 2000, the above fees are paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), formerly Kemper Distributors, Inc., a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period June 25, 2001 (commencement of operations) through July 31, 2001, the Distribution Fees are as follows:


                                                           Unpaid at
Distribution Fees                      Total Aggregated  July 31, 2001
------------------------------------------------------------------------
Class B                                $        28,445  $        23,829
------------------------------------------------------------------------
Class C                                          9,084            7,624
------------------------------------------------------------------------
                                       $        37,529  $        31,453
------------------------------------------------------------------------

SDI also provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for the class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of shareholder accounts the firms service. For the period ended July 31, 2001, the Service Fees were as follows:

                                                        Unpaid at
Service Fees                        Total Aggregated  July 31, 2001
---------------------------------------------------------------------
Class A                             $        25,044  $        21,215
---------------------------------------------------------------------
Class B                                       9,482            7,943
---------------------------------------------------------------------
Class C                                       3,028            2,541
---------------------------------------------------------------------
                                    $        37,554  $        31,699
---------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended July 31, 2001 aggregated $1,743, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. CDSC received by SDI for June 25, 2001 (commencement of operations) to July 31, 2001 are $5,656.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the year ended July 31, 2001, Trustees' fees and expenses aggregated $54,140.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the year ended

July 31, 2001, totaled $879,472 and are reflected as dividend income on the statement of operations.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. For the period from August 1, 2000 through October 1, 2000, the Fund's custodian fees were reduced by $2,366. For the period from October 2, 2000 through July 31, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced by $11,368 for custodian credits earned. Prior to October 2, 2000, transfer agent fees were reduced by $12,283.

Effective October 2, 2000, transfer agent credits will no longer be used to reduce Fund expenses.

E. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Reorganization

ZSI initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

G. Acquisition of Assets

On June 22, 2001, the Fund acquired all the net assets of Value Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 3,974,584 Class A shares, 1,602,011 Class B shares, 508,339 Class C shares and 14,593,026 Class S shares of the Value

Fund, respectively, for 3,519,555 Class A shares, 1,406,431 Class B shares, 444,939 Class C shares and 12,866,350 Class S shares of the Fund, respectively, outstanding on June 22, 2001. Value Fund's net assets at that date ($484,747,812), including $45,564,833 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,326,798,885. The combined net assets of the Fund immediately following the acquisition were $2,811,546,697.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                            Year Ended                      Year Ended
                          July 31, 2001                    July 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP*           733,317    $    19,708,305           --     $         --
--------------------------------------------------------------------------------
Class S**          19,030,019        522,620,325   18,653,719      504,584,013
--------------------------------------------------------------------------------
Class A***            442,735         11,805,811           --               --
--------------------------------------------------------------------------------
Class B***             62,556          1,642,869           --               --
--------------------------------------------------------------------------------
Class C***             29,048            762,326           --               --
--------------------------------------------------------------------------------
Class I***          1,261,548         33,535,886           --               --
--------------------------------------------------------------------------------
                                 $   590,075,522                  $504,584,013
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class S**          12,866,350    $   341,987,711           --     $         --
--------------------------------------------------------------------------------
Class A***          3,519,555         93,550,581           --               --
--------------------------------------------------------------------------------
Class B***          1,406,431         37,383,004           --               --
--------------------------------------------------------------------------------
Class C***            444,939         11,826,516           --               --
--------------------------------------------------------------------------------
                                 $   484,747,812                  $         --
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP*             5,240    $       145,307           --     $         --
--------------------------------------------------------------------------------
Class S**           7,990,888        221,511,748    5,303,854      141,135,599
--------------------------------------------------------------------------------
                                 $   221,657,055                  $141,135,599
--------------------------------------------------------------------------------

                            Year Ended                      Year Ended
                          July 31, 2001                    July 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP*         (114,031)    $   (3,001,927)           --     $         --
--------------------------------------------------------------------------------
Class S**        (19,652,571)      (536,843,926) (31,492,731)     (841,931,226)
--------------------------------------------------------------------------------
Class A***           (92,778)        (2,432,752)           --               --
--------------------------------------------------------------------------------
Class B***           (28,571)          (745,589)           --               --
--------------------------------------------------------------------------------
Class C***           (10,053)          (261,847)           --               --
--------------------------------------------------------------------------------
Class I***           (23,909)          (616,127)           --               --
--------------------------------------------------------------------------------
                                 $ (543,902,168)                  $(841,931,226)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP*           624,526    $    16,851,685           --     $         --
--------------------------------------------------------------------------------
Class S**          20,234,686        549,275,858  (7,535,158)      (196,211,614)
--------------------------------------------------------------------------------
Class A***          3,869,512        102,923,640           --               --
--------------------------------------------------------------------------------
Class B***          1,440,416         38,280,284           --               --
--------------------------------------------------------------------------------
Class C***            463,934         12,326,995           --               --
--------------------------------------------------------------------------------
Class I***          1,237,639         32,919,759           --               --
--------------------------------------------------------------------------------
                   27,870,713    $   752,578,221                 $ (196,211,614)
--------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to July 31, 2001.

**  On October 2, 2000, existing shares of the Fund were redesignated as Class
    S.

*** For the period from June 25, 2001 (commencement of sales of Class A, Class
    B, Class C and Class I shares) to July 31, 2001.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Trustees of Value Equity Trust and the Shareholders of Scudder Large Company Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights included herein, present fairly, in all material respects, the financial position of Scudder Large Company Value Fund (the "Fund") at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights of the classes presented for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights presented (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts                                PricewaterhouseCoopers LLP
September 10, 2001

Tax Information                                                     (Unaudited)
-------------------------------------------------------------------------------

The Fund paid distributions of $2.81 per share from net long-term capital gains during its year ended July 31, 2001, of which 100% represents 20% rate gains.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $248,852,000 as capital gain dividends for its year ended July 31, 2001, of which 100% represents 20% rate gains.

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended July 31, 2001 qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-SCUDDER.

Officers and Trustees
--------------------------------------------------------------------------------

Linda C. Coughlin*                       William F. Glavin*
   President and Trustee                    Vice President

Henry P. Becton, Jr.                     James E. Masur*
   Trustee; President, WGBH                 Vice President
   Educational Foundation
                                         Lois R. Roman*
Dawn-Marie Driscoll                         Vice President
   Trustee; President, Driscoll
   Associates; Executive Fellow,         Howard S. Schneider*
   Center for Business Ethics,              Vice President
   Bentley College
                                         Robert D. Tymoczko*
Edgar R. Fiedler                            Vice President
   Trustee; Senior Fellow and
   Economic Counsellor, The              John Millette*
   Conference Board, Inc.                   Vice President and Secretary

Keith R. Fox                             Kathryn L. Quirk*
   Trustee; General Partner,                Vice President and Assistant
   The Exeter Group of Funds                Secretary

Jean Gleason Stromberg                   John R. Hebble*
   Trustee; Consultant                      Treasurer

Jean C. Tempel                           Thomas Lally*
   Trustee; Managing Director,              Assistant Treasurer
   First Light Capital, LLC
                                         Brenda Lyons*
Steven Zaleznick                            Assistant Treasurer
   Trustee; President and Chief
   Executive Officer, AARP               Caroline Pearson*
   Services, Inc.                           Assistant Secretary

Thomas V. Bruns*                         *   Zurich Scudder Investments, Inc.
   Vice President

Investment Products and Services
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Scudder Funds
------------------------------------------------------------------------------------------------

Core                                                 Global/International
   Scudder Blue Chip Fund                               Scudder Emerging Markets Growth Fund
   Scudder Focus Value+Growth Fund                      Scudder Emerging Markets Income Fund
   Scudder Growth and Income Fund                       Scudder Global Fund
   Scudder Research Fund                                Scudder Global Bond Fund
   Scudder Select 500 Fund                              Scudder Global Discovery Fund
   Scudder Small Company Stock Fund                     Scudder Greater Europe Growth Fund
   Scudder Target 2011 Fund                             Scudder International Fund
   Scudder Total Return Fund                            Scudder International Research Fund
                                                        Scudder Latin America Fund
Growth                                                  Scudder New Europe Fund
   Scudder 21st Century Growth Fund                     Scudder Pacific Opportunities Fund
   Scudder Aggressive Growth Fund                       The Japan Fund, Inc.
   Scudder Capital Growth Fund
   Scudder Focus Growth Fund                         Income
   Scudder Growth Fund                                  Scudder Cash Reserves Fund
   Scudder Large Company Growth Fund                    Scudder Floating Rate Fund
   Scudder Select 1000 Growth Fund                      Scudder High-Yield Fund
   Scudder Small Capitalization Equity Fund             Scudder High-Yield Opportunity Fund
                                                        Scudder Income Fund
Value                                                   Scudder Short-Term Bond Fund
   Scudder Contrarian Fund                              Scudder Strategic Income Fund
   Scudder Dividend & Growth Fund                       Scudder U.S. Government Securities Fund
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund                  Tax-Free Income
   Scudder Small Cap Value Fund                         Scudder California Tax-Free Fund
                                                        Scudder Florida Tax-Free Fund
Sector                                                  Scudder High-Yield Tax-Free Fund
   Scudder-Dreman Financial Services Fund               Scudder Managed Municipal Bonds
   Scudder Gold Fund                                    Scudder Massachusetts Tax-Free Fund
   Scudder Health Care Fund                             Scudder Medium-Term Tax-Free Fund
   Scudder Technology Fund                              Scudder New York Tax-Free Fund
   Scudder Technology Innovation Fund

Asset Allocation
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

----------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
------------------------------------------------------------------------------------------------

Retirement Programs                                    Education Accounts
   Traditional IRA                                        Education IRA
   Roth IRA                                               UGMA/UTMA
   SEP-IRA                                                IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

------------------------------------------------------------------------------------------------
 Closed-End Funds
------------------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                            Scudder High Income Trust
   The Brazil Fund, Inc.                               Scudder Intermediate Government Trust
   The Korea Fund, Inc.                                Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.           Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.               Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                         Scudder Municipal Income Trust

------------------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction. Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Dechert

                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments

--------------------------------------------------------------------------------
Total Returns*                                                    July 31, 2001
--------------------------------------------------------------------------------

                                                                 Life of Class**
                                                                 ---------------
Scudder Large Company Value Fund Class I Shares                      -1.47%

Russell 1000 Value Index   (1)                                       -0.21%







*Performance is historical and includes reinvestment of dividends and capital gains. Investment return and principal value will fluctuate with changing market conditions, so that when redeemed, shares may be worth more or less than their original cost.

** The Class commenced operations on June 25, 2001. Index comparisons begin on June 30, 2001.

(1) The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with less-than-average growth orientation. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees of expenses. It is not possible to invest directly into an index.



Investment Manager
Zurich Scudder Investments, Inc.

Principal Underwriter
Scudder Distributors, Inc.

This report is not to be distributed unless preceded or accompanied by a Scudder Large Company Value Fund prospectus and the 2001 Annual Report for Scudder Large Company Value Fund.